UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1701 Duke Street, Suite 250
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA May 6, 2011

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 112

Form 13F Information Table Value Total: 1,606,049 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 3/31/11

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

Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				  Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole  Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------  ----- ------ -----  ----   -----    ----



AES Corp.                    COMMON    00130H105          874     67239 SH       X                  67,239              0
AGCO Corp.                   COMMON    001084102         1119     20359 SH       X                  20,359              0
Aaron's Inc.                 COMMON    002535300        28329   1117091 SH       X                 885,525        231,566
Acme Packet Inc.             COMMON    004764106        23831    335839 SH       X                 269,800         66,039
AeroVironment Inc.           COMMON    008073108        15921    455271 SH       X                 362,459         92,812
Allergan, Inc.               COMMON    018490102         1127     15862 SH       X                  15,862              0
American Express Co.         COMMON    025816109          780     17260 SH       X                  17,260              0
Amgen Inc.                   COMMON    031162100         1095     20492 SH       X                  19,587            905
Analogic Corp.               COMMON    032657207        22489    397683 SH       X                 315,387         82,296
Atwood Oceanics Inc.         COMMON    050095108        26471    570120 SH       X                 454,694        115,426
BJ's Restaurants Inc.        COMMON    09180C106        23794    604976 SH       X                 481,528        123,448
Bank of the Ozarks           COMMON    063904106        32822    750902 SH       X                 597,406        153,496
Bill Barrett Corp.           COMMON    06846N104        31608    791993 SH       X                 629,406        162,587
Blackboard Inc.              COMMON    091935502        19261    531482 SH       X                 418,922        112,560
Blue Coat Systems Inc.       COMMON    09534T508        24823    881502 SH       X                 699,519        181,983
Boeing Co.                   COMMON    097023105         1273     17224 SH       X                  17,224              0
CarMax Inc.                  COMMON    143130102         1062     33074 SH       X                  31,399          1,675
Cbeyond Inc.                 COMMON    149847105        22682   1943644 SH       X               1,545,865        397,779
Cerner Corp.                 COMMON    156782104         1748     15716 SH       X                  15,021            695
Chicago Bridge & Iron Co. NY REG SH    167250109        20668    508304 SH       X                 401,162        107,142
Colfax Corp.                 COMMON    194014106        25241   1099838 SH       X                 871,504        228,334
Colonial PPTYS TR    COM SH BEN INT    195872106        34091   1770946 SH       X               1,405,718        365,228
Comstock Resources Inc.      COMMON    205768203        37191   1202029 SH       X                 955,198        246,831
Contango Oil & Gas Co.       COMMON    21075N204        24591    388847 SH       X                 309,593         79,254
Danaher Corp.                COMMON    235851102         1305     25148 SH       X                  25,148              0
Dell Inc.                    COMMON    24702R101         1179     81267 SH       X                  81,267              0
DemandTec Inc.               COMMON    24802R506        19364   1471391 SH       X               1,162,586        308,805
E.W. Scripps                 COMMON    811054402        27005   2727778 SH       X               2,156,362        571,416
EMC Corp.                    COMMON    268648102         1017     38283 SH       X                  38,283              0
EOG Resources Inc.           COMMON    26875P101          888      7495 SH       X                   7,495              0
ESCO Technologies            COMMON    296315104        28993    759967 SH       X                 602,100        157,867
East West Bancorp. Inc.      COMMON    27579R104        32577   1483492 SH       X               1,171,433        312,059
Exxon Mobil Corp.            COMMON    30231G102         1586     18856 SH       X                  18,856              0
F5 Networks, Inc.            COMMON    315616102          621      6057 SH       X                   6,057              0
Fluor Corp.                  COMMON    343412102          700      9502 SH       X                   9,502              0
Forward Air Corp.            COMMON    349853101        27745    905827 SH       X                 715,975        189,852
Franklin Electric Co.        COMMON    353514102        27718    599963 SH       X                 475,909        124,054
Franklin Resources Inc.      COMMON    354613101          941      7515 SH       X                   7,515              0
GAMCO Investors Inc.         COMMON    361438104        19505    420737 SH       X                 337,670         83,067
Gannett Co. Inc.             COMMON    364730101           34      2255 SH       X                       0          2,255
Glacier Bancorp              COMMON    37637Q105        33987   2258277 SH       X               1,800,373        457,904
Global Geophysical Svcs Inc  COMMON    37946S107        10770    744840 SH       X                 594,753        150,087
Goldman Sachs Group Inc.     COMMON    38141G104          967      6094 SH       X                   6,094              0
Google Inc.                  COMMON    38259P508         1215      2070 SH       X                   2,070              0
Grand Canyon Education Inc.  COMMON    38526M106        21010   1448957 SH       X               1,153,270        295,687
Harman Intl Inds Inc         COMMON    413086109        28307    604587 SH       X                 480,508        124,079
Health Mgmt Assoc Inc New    CL A      421933102        31219   2864138 SH       X               2,264,321        599,817
Home Depot Inc.              COMMON    437076102          829     22382 SH       X                  22,382              0
Ixia                         COMMON    45071R109        30550   1923774 SH       X               1,534,637        389,137
JPMorgan Chase & Co.         COMMON    46625H100         1327     28786 SH       X                  28,786              0
Johnson & Johnson            COMMON    478160104          913     15416 SH       X                  15,416              0
Johnson Controls Inc.        COMMON    478366107         1472     35344 SH       X                  33,364          1,980
Joy Global Inc.              COMMON    481165108          882      8924 SH       X                   8,924              0
Kraft Foods Inc.             CL A      50075N104          897     28476 SH       X                  28,476              0
LaSalle Hotel Pptys          COMMON    517942108        18846    697986 SH       X                 552,081        145,905
Lennar Corp.                 CL A      526057104         1009     55677 SH       X                  53,967          1,710
Lumber Liquidators Hldgs Inc COMMON    55003T107        25360   1014790 SH       X                 807,762        207,028
Markel Corp.                 COMMON    570535104           61       147 SH       X                       0            147
McCormick & Co. Inc.         COMMON    579780206          732     15297 SH       X                  15,297              0
Meru Networks Inc.           COMMON    59047Q103        18373    904641 SH       X                 721,463        183,178
MetLife Inc.                 COMMON    59156R108         1339     29944 SH       X                  29,944              0
Microsoft Corp.              COMMON    594918104          805     31712 SH       X                  31,712              0
Monsanto Co.                 COMMON    61166W101         1130     15633 SH       X                  15,003            630
Morningstar Inc.             COMMON    617700109        32797    561779 SH       X                 446,239        115,540
Mosaic Co.                   COMMON    61945A107         1207     15329 SH       X                  15,329              0
NETGEAR Inc.                 COMMON    64111Q104        30747    947803 SH       X                 749,078        198,725
NVIDIA Corp.                 COMMON    67066G104         1056     57230 SH       X                  57,230              0
National Oilwell Varco Inc.  COMMON    637071101         1443     18199 SH       X                  18,199              0
NuVasive Inc.                COMMON    670704105        19118    755051 SH       X                 596,834        158,217
Occidental Petroleum Corp.   COMMON    674599105         1099     10497 SH       X                  10,497              0
Philip Morris International  COMMON    718172109         1013     15351 SH       X                  15,351              0
Precision Drilling Corp.     COMMON    74022D308        36829   2720022 SH       X               2,158,903        561,119
Quality Systems Inc.         COMMON    747582104        24072    288839 SH       X                 229,644         59,195
Range Resources Corp.        COMMON    75281A109         1500     25665 SH       X                  25,665              0
Raymond James Financial Inc. COMMON    754730109        28389    742380 SH       X                 593,678        148,702
Research In Motion Ltd.      COMMON    760975102         1338     23669 SH       X                  23,669              0
RightNow Technologies Inc.   COMMON    76657R106        34532   1102741 SH       X                 877,177        225,564
Rosetta Stone Inc.           COMMON    777780107        12327    933152 SH       X                 741,038        192,114
Royal Gold Inc.              COMMON    780287108        31745    605788 SH       X                 484,998        120,790
ISHARES TR Index       RUSSELL 2000    464287655          344      4087 SH       X                   4,087              0
SPDR SERIES TRUST   KBW REGN BK ETF    78464a698         1843     69208 SH       X                  43,898         25,310
Safeguard Scientifics Inc.   COMMON    786449207           44      2162 SH       X                       0          2,162
SeaChange Intl Inc.          COMMON    811699107        19895   2094182 SH       X               1,657,015        437,167
Smith Micro Software Inc.    COMMON    832154108        22484   2402114 SH       X               1,922,145        479,969
Southwestern Energy Co.      COMMON    845467109         1148     26708 SH       X                  26,708              0
Stifel Financial Corp.       COMMON    860630102        24662    343526 SH       X                 272,555         70,971
T. Rowe Price Group Inc.     COMMON    74144T108         1086     16343 SH       X                  15,733            610
Teleflex Inc.                COMMON    879369106        27042    466404 SH       X                 369,978         96,426
Terex Corp.                  COMMON    880779103        27840    751616 SH       X                 596,238        155,378
Texas Industries Inc.        COMMON    882491103        31263    691209 SH       X                 546,356        144,853
Texas Roadhouse Inc.         COMMON    882681109        27014   1589864 SH       X               1,268,743        321,121
The Advisory Board Co.       COMMON    00762W107        39216    761478 SH       X                 606,035        155,443
Corporate Executive Brd Co   COMMON    21988R102        35310    874648 SH       X                 694,632        180,016
Treehouse Foods Inc.         COMMON    89469A104        29059    510969 SH       X                 403,938        107,031
UMB Financials Corp.         COMMON    902788108        20482    548156 SH       X                 434,101        114,055
United Natural Foods Inc.    COMMON    911163103        27023    602929 SH       X                 476,691        126,238
United Technologies Corp.    COMMON    913017109         1038     12258 SH       X                  12,258              0
United Therapeutics Corp.    COMMON    91307C102        10219    152471 SH       X                 121,416         31,055
Vasco Data Sec Intl Inc      COMMON    92230Y104        31985   2329592 SH       X               1,846,135        483,457
Wabtec Corp.                 COMMON    929740108        33844    498952 SH       X                 394,369        104,583
Washington Post Co.          COMMON    939640108         1185      2708 SH       X                   2,543            165
Websense Inc.                COMMON    947684106        28751   1251665 SH       X                 995,323        256,342
Winnebago Industries         COMMON    974637100        20136   1506081 SH       X               1,198,556        307,525
athenahealth Inc.            COMMON    04685W103        37731    836048 SH       X                 664,801        171,247
Boeing Co.                   CALL      097023905           37        42 SH       X                      42              0
Boeing Co.                   CALL      097023905           21        29 SH       X                      29              0
Dell Inc.                    CALL      24702R901            8       351 SH       X                     351              0
JPMorgan Chase & Co.         CALL      46625H900           19       123 SH       X                     123              0
JPMorgan Chase & Co.         CALL      46625H900           15        50 SH       X                      50              0
Johnson & Johnson            CALL      478160904            5       209 SH       X                     209              0
Johnson & Johnson            CALL      478160904            8        63 SH       X                      63              0
MetLife Inc.                 CALL      59156R908           11       111 SH       X                     111              0

                                                   $1,606,049





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